--------------------------------------------------------------------------------
LIBERTY NEWPORT TIGER CUB FUND CLASS A, B AND C SHARES             ANNUAL REPORT
--------------------------------------------------------------------------------

AUGUST 31, 2000
STEIN ROE SMALL CAP TIGER FUND
ADVISED BY NEWPORT FUND MANAGEMENT, INC.

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

You may have noticed that your Fund's share classes have new names. As of July 14, the name of each share class of the Fund changed to include Liberty. Rest assured, the investment objectives and strategies employed by the Fund's managers are not affected by this name change. We believe the new name better reflects your Fund's affiliation with the Liberty Funds, a diverse family of funds representing a wide selection of investment styles and specialized money management. The goal of all Liberty funds is to help you reach for financial freedom -- however you define it.

The continued economic development of countries in northern Asia, particularly the People's Republic of China (China), highlighted the Fund's fiscal year ended August 31, 2000. Much of the Fund's positive return was generated prior to March 2000, when stocks in the technology, telecommunications and media sectors performed extremely well. After that time, these securities experienced a correction, which dampened the Fund's performance.

The Fund performed quite well in comparison to its benchmark, the Morgan Stanley Capital International (MSCI) Pacific (ex-Japan) Index.(1) This was due in large part to an overweighting in the markets of northern Asia. It was also due to the focus of the Fund's management team on small company stocks with solid, long-term growth potential.

The following report provides more specifics about the Fund's management, and the economic, political and market factors that affected its performance. As always, thank you for giving us the opportunity to serve your investment needs.

Sincerely,

/s/ Stephen E. Gibson
--------------------------------------
Stephen E. Gibson
President
October 9, 2000


---------------------------
Not FDIC  May Lose Value
Insured   No Bank Guarantee
---------------------------

(1)  See benchmark index chart on page 1 for performance results.

Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

--------------------------------------------------------------------------------
HIGHLIGHTS
--------------------------------------------------------------------------------

-    TECHNOLOGY STOCKS EXPERIENCED VOLATILITY.

     Much of the Fund's positive performance was generated in the latter part of 1999 and the first few months of 2000. Stocks of technology, telecommunications and media companies, in both Asia and other parts of the world, continued their domination of the market. Things changed in March 2000, as our holdings in these segments gave back some of their remarkable gains.

-    HONG KONG AND CHINA STOCKS WERE STRONG.

     One of the most exciting developments for investors in Asia is the evolution of China towards a free market economy. While this is still in development, the country has come a long way and created significant investment opportunities.

-    SOUTHEAST ASIA WAS LESS COMPELLING.

     With the exception of the relatively stable economy of Singapore, the Fund continued to de-emphasize Southeast Asia. Many nations in that region continued to have difficulty restructuring their economies; dampening our view of prospects for their stocks.


                         FUND PERFORMANCE VS. BENCHMARK
                         TOTAL RETURN 9/1/99 - 8/31/00

Liberty Newport Tiger Cub Fund
Class A shares Without Sales Charge     9.42%

MSCI Pacific (Ex-Japan) Index           6.81%


The Fund's Class A share return is compared to the MSCI Pacific (ex-Japan) Index, a broad-based unmanaged index that tracks the performance of stocks in the Pacific Basin countries other than Japan. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest in an index. Returns do not include sales charges. Performance for all other shares will vary.

Past performance cannot guarantee future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. Performance results assume reinvestment of distributions.


NET ASSET VALUE PER SHARE AS OF 8/31/00

Class A   $8.83
---------------
Class B   $8.55
---------------
Class C   $8.57
---------------

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

TOP FIVE SECTOR BREAKDOWN
AS OF 8/31/00

                                        8/31/00        8/31/99
Durable Goods                           15.8%          13.5%
Measuring & Analyzing Instruments       15.4%          13.1%
Computer Related Services               13.4%           5.1%
Real Estate                              8.7%          12.4%
Telecommunications                       7.1%           2.4%


Sector breakdowns are calculated as a percentage of net assets. Because the Fund is actively managed, there can be no guarantee that the Fund will continue to maintain this breakdown in the future.

BOUGHT
--------------------------------------------------------------------------------

SOUTH CHINA MORNING POST LTD. (SCMP) (2.1% of net assets). With a quasi-monopoly on Hong Kong's newspaper business, SCMP is serious about moving into the dot.com arena. It is putting new systems into place to gather content and is replacing its traditional publishing pipeline to include the Internet and multimedia.

DAH SING FINANCIAL (1.6% of net assets), an "old economy" Hong Kong financial firm is moving into the "new economy," with a revised focus on high-yield consumer loans, corporate lending and equipment leasing, and a new foray into Internet banking.



THE FUND OUTPACED THE REGION
The year ended August 31, 2000 was one of tremendous volatility for stocks in Asia. Class A shares of the Fund had a total return of 9.42% for the 12-month period ended August 31, 2000 without a sales charge, compared to 6.81% for the Morgan Stanley Capital International (MSCI) Pacific (ex-Japan) Index. The MSCI Pacific (ex-Japan) Index is a broad-based, unmanaged index that tracks the performance of stocks in Pacific Basin countries other than Japan. Most of the positive performance was generated at the beginning of the period. Later in the period, markets in Asia followed a worldwide market correction.

GREATER CHINA OFFERED THE BEST OPPORTUNITIES
The Fund continued to emphasize a region we believe represents one of the most exciting economic stories in the world today -- Greater China. Triggered by successful economic reforms in China, this area, including Asian economic stalwarts Hong Kong and Taiwan maintained its investment potential. As a result, well over half of the Fund's assets remained in this region, with most issues purchased on the well-regulated Hong Kong Stock Exchange. Hong Kong continued to provide the best venue for access to stocks of mainland Chinese companies or those that target the entire region. Hong Kong-based companies have also performed well as that city-state rebounds from recession. Taiwan benefited from resurgence in export growth and the Fund took an initial position in the Taiwan market. Also in Northern Asia the Fund took a position in Korea, which showed signs of economic recovery.

China continued to reap the benefits of its evolving open market system. The growing entrepreneurial community, particularly in the higher technology area, created attractive investment potential in small capitalization stocks, but as is the case globally, greater volatility accompanies such investments.

SOUTHEAST ASIA CONTINUED TO LAG
In contrast, Southeast Asia offered a less attractive environment. A number of countries in that region, including the Philippines and Indonesia, struggled economically. In those nations, economic reforms failed to take hold, and political upheaval created an unattractive environment for investors. However, one country in Southeast Asia that managed to hold our attention was Singapore, where the government's conservative approach toward economic management added stability to the business climate. The bulk of the Fund's assets devoted to Southeast Asia were invested in Singapore.

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' REPORT (CONTINUED)
--------------------------------------------------------------------------------

TECHNOLOGY STOCKS SOARED, THEN SOURED
The Fund outperformed in the first half of the year, due in large part to the positive returns generated by stocks in the technology, media and telecommunications (TMT) industries. This upswing was in line with a worldwide trend that saw investors pour money into the stocks of companies representing those industries. However, in March 2000, technology-oriented stocks from Asia and other parts of the world experienced a correction. A good example of this volatility was WYSE Technology (1.4% of net assets), the Taiwanese maker of "thin client terminals," which are technology tools gaining popularity among businesses. We bought the stock in January, 2000, and saw its value nearly double. Although the stock eventually lost significant ground due to this worldwide correction, the company remains very well positioned in a growth industry. Ultimately, WYSE was affected by the same trend that drove down prices of many technology stocks. Technology represents about one-fifth of the portfolio; we continue to seek long-term growth opportunities in TMT as just one of a wide range of industries.

OUTLOOK
We believe the Asian markets continue to offer prime opportunity for economic growth. Nowhere is this more evident than in China, where a changing economy and a trend toward modernization is creating an environment with high consumer demand. This should allow Chinese companies, as well as those outside of China including Hong Kong and Taiwan, to benefit from domestic economic growth. There is tremendous reason for continued optimism about the prospects for companies in Greater China. We believe the large populations found in China and other Asian nations, including India, combined with continued economic improvements, should create investment opportunities for the Fund.

/s/ Lynda Couch                         /s/ Christopher Legallet

LYNDA COUCH is portfolio manager of the Fund and is a managing director of Newport Fund Management. CHRISTOPHER LEGALLET is Chief Investment Officer of Newport Fund Management, Inc. and co-portfolio manager of the Fund.

International investing offers significant long-term potential, but also involves certain risks. Because many of the Tiger countries are considered emerging markets, they are subject to a greater degree of social, political, currency and economic instability. Small cap stocks involve certain risks, such as lower liquidity, that are not present in stocks of larger, more established companies.


TOP 10 HOLDINGS AS OF 8/31/00

Datacraft Asia Ltd                 9.5%
---------------------------------------
Johnson Electric Hldgs             7.9%
---------------------------------------
Li & Fung Ltd                      7.9%
---------------------------------------
China Mobile Ltd                   6.4%
---------------------------------------
Avimo Singapore Ltd                6.1%
---------------------------------------
Venture Mfg (Singapore) Ltd        5.3%
---------------------------------------
Dickson Concepts Intl-New          3.7%
---------------------------------------
Thai Union Frozen Prod-Foreign     2.8%
---------------------------------------
Cheung Kong Hldg                   2.7%
---------------------------------------
China Hong Kong Photo Products     2.4%
---------------------------------------

Holdings are calculated as a percentage of net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold these securities in the future.

REDUCED
--------------------------------------------------------------------------------

LI & FUNG LTD and JOHNSON ELECTRIC HOLDINGS LTD. (7.9% and 7.9% of net assets, respectively). Both Hong Kong stocks have performed so well that they have grown beyond our "small-cap" profile and holdings must often be trimmed to reduce a disproportionate percentage of total assets.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT IN ALL SHARE CLASSES 6/3/96 - 8/31/00

               Without   With
                Sales    Sales
               Charge    Charge
-------------------------------
Class A        $8,838    $8,329
-------------------------------
Class B        $8,550    $8,379
-------------------------------
Class C        $8,570    $8,570
-------------------------------

VALUE OF AN INITIAL $10,000 INVESTMENT

              MSCI Pacific Region
                (ex-Japan) Index    Without sales charge     With sales charge
              -------------------   --------------------     -----------------
6/03/96               10000                 10000                  9425
06/30/96              9811                  9910                   9340.18
07/31/96              9316.53               9340.18                8803.11
08/31/96              9732.97               9320.56                8784.63
09/30/96              9981.17               9430.54                8888.29
10/31/96              10252.6               9080.67                8558.53
11/30/96              10799.1               9521.08                8973.62
12/31/96              10819.6               9641.05                9086.69
01/31/97              10689.8               9810.73                9246.61
02/28/97              10841.6               9680.25                9123.63
03/31/97              10338.5               9269.81                8736.79
04/30/97              10126.6               9190.09                8661.66
05/31/97              10756.5               9710.24                9151.9
06/30/97              10991                 9840.36                9274.54
07/31/97              10961.3               10210.4                9623.26
08/31/97              9439.87               9100.49                8577.21
09/30/97              9761.77               9350.76                8813.09
10/31/97              7691.3                7570.37                7135.08
11/30/97              7448.25               7470.44                7040.89
12/31/97              7467.62               6920.62                6522.68
01/31/98              7006.12               5730.27                5400.78
02/28/98              8083.66               7130.18                6720.19
03/31/98              7988.27               7100.23                6691.97
04/30/98              7429.89               6540.02                6163.97
05/31/98              6596.26               5740.18                5410.12
06/30/98              6198.5                4880.3                 4599.68
07/31/98              5985.9                4610.42                4345.32
08/31/98              5176.6                3900.41                3676.14
09/30/98              5649.23               4340.38                4090.81
10/31/98              6740.09               5420.27                5108.6
11/30/98              7053.51               5890.21                5551.52
12/31/98              6971.69               5904.93                5565.4
01/31/99              7019.79               5514.61                5197.52
02/28/99              6946.78               5444.58                5131.52
03/31/99              7495.58               5624.79                5301.37
04/30/99              8733.1                6865.62                6470.85
05/31/99              8113.05               7285.8                 6866.87
06/30/99              8781.57               8506.9                 8017.75
07/31/99              8699.9                8437.14                7952.01
08/31/99              8499.8                8076.88                7612.46
09/30/99              8342.55               7846.69                7395.5
10/31/99              8496.06               8297.09                7820
11/30/99              9201.23               8997.36                8480.01
12/31/99              9940.09               9968.18                9395.01
01/31/00              9234.34               9938.27                9366.82
02/29/00              9204.79               9978.02                9404.29
03/31/00              9283.95               10137.7                9554.76
04/30/00              8900.53               9186.76                8658.52
05/31/00              8072.78               8366.38                7885.31
06/30/00              9014.87               9296.72                8762.16
07/31/00              8970.7                8896.03                8384.51
08/31/00              9078.35               8837.5                 8329.34

The Morgan Stanley Capital International (MSCI) Pacific (ex-Japan) Index is an unmanaged index that tracks the performance of stocks in the Pacific Basin countries other than Japan. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index. The MSCI Index performance is from 5/31/96.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/00

Share Class                A                         B                         C
Inception                6/3/96                    6/3/96                    6/3/96
--------------------------------------------------------------------------------------------
                   Without    With Sales     Without    With Sales     Without    With Sales
                Sales Charge    Charge    Sales Charge    Charge    Sales Charge    Charge
--------------------------------------------------------------------------------------------
1 year              9.42%        3.13%        8.64%        3.64%       8.62%        7.62%

Life               (2.87)       (4.22)       (3.62)       (4.08)      (3.57)       (3.57)

AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/00

Share Class                A                         B                         C
--------------------------------------------------------------------------------------------
                   Without    With Sales     Without    With Sales     Without    With Sales
                Sales Charge    Charge    Sales Charge    Charge    Sales Charge    Charge
--------------------------------------------------------------------------------------------
1 year              9.29%        3.01%        8.30%        3.30%       8.28%        7.28%

Life               (1.77)       (3.19)       (2.55)       (3.04)      (2.50)       (2.50)

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for Class A shares, the appropriate Class B share contingent deferred sales charge for the holding period after purchase as follows: first year -- 5%, second year -- 4%, third year -- 3%, fourth year -- 3%, fifth year -- 2%, sixth year -- 1%, and thereafter -- 0% and the Class C share contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
August 31, 2000
(In thousands)

COMMON STOCKS - 95.9%                  COUNTRY    SHARES     VALUE
--------------------------------------------------------------------------------
CONSTRUCTION - 1.5%
SPECIAL TRADE CONTRACTORS
Zhejiang Expressway Co., Ltd., Class H   HK       1,000      $   184
                                                             -------
--------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 18.1%
DEPOSITORY INSTITUTIONS - 3.8%
Dah Sing Financial                       HK          41          192
Hang Seng Bank Ltd.                      HK          25          268
                                                             -------
                                                                 460
                                                             -------
HOLDING COMPANIES - 3.7%
Dickson Concepts International Ltd.      HK         500          446
                                                             -------
INSURANCE CARRIERS - 1.9%
Thai Reinsurance Co., Ltd.               Th         240          235
                                                             -------
REAL ESTATE - 8.7%
Cheung Kong Holdings Ltd.                HK          25          325
City Developments Ltd.                   Si          54          268
HKR International Ltd.                   HK         349          186
Sun Hung Kai Properties Ltd.             HK          29          276
                                                             -------
                                                               1,055
                                                             -------
--------------------------------------------------------------------------------
MANUFACTURING - 28.1%
COMMUNICATIONS EQUIPMENT - 0.8%
AsiaInfo Holdings, Inc.(a)               Ch           3           94
                                                             -------
ELECTRONIC COMPONENTS - 1.2%
TCL International Holdings Ltd.(a)       HK         500          143
                                                             -------
FOOD & KINDRED PRODUCTS - 2.8%
Thai Union Frozen Products Public Co.--
   Foreign Shares                        Th         160          342
                                                             -------
HOUSEHOLD APPLIANCES - 1.0%
Guangdong Kelon Electric Holdings,
   Class H                               HK         379          125
                                                             -------
NONMETALLIC, EXCEPT FUELS - 1.9%
Eastern Water Resources Development &
   Management Ltd.--Foreign Shares       Th         332          229
                                                             -------
MEASURING & ANALYZING INSTRUMENTS - 15.4%
Avimo Singapore Ltd.                     Si         380          733
China Hong Kong Photo Products
   Holdings Ltd.                         HK       2,868          287
PT Modern Photo Film--
   Foreign Shares                        In       1,293          197
Venture Manufacturing Singapore Ltd.     Si          50          639
                                                             -------
                                                               1,856
                                                             -------
--------------------------------------------------------------------------------
PRINTING & PUBLISHING - 2.1%
South China Morning Post Ltd.            HK         340      $   255
                                                             -------
RUBBER & PLASTIC - 1.5%
PT Dynaplast--Foreign Shares             In       1,398          187
                                                             -------
STONE, CLAY, GLASS & CONCRETE - 1.4%
WYSE Technology Taiwan Ltd.              Tw         139          166
                                                             -------
--------------------------------------------------------------------------------
RETAIL TRADE - 8.7%
APPAREL & ACCESSORY STORES - 5.3%
Esprit Holdings Ltd.                     HK         278          217
Giordano International Ltd.              HK         400          219
Glorious Sun Enterprises                 HK         900          207
                                                             -------
                                                                 643
                                                             -------
MISCELLANEOUS RETAIL - 1.8%
Sa Sa International Holdings Ltd.        HK       1,500          219
                                                             -------
RESTAURANTS - 1.6%
Cafe de Coral Holdings Ltd.              HK         500          189
                                                             -------
--------------------------------------------------------------------------------
SERVICES - 13.4%
COMPUTER RELATED SERVICES
Computer & Technologies
   Holdings Ltd.                         HK         270          246
Datacraft Asia Ltd.                      Si         137        1,151
SINA.com(a)                              Ch          10          223
                                                             -------
                                                               1,620
                                                             -------
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC, GAS &
SANITARY SERVICES - 10.3%
AIR TRANSPORTATION - 0.8%
Beijing Capital International Airport
   Co., Ltd., Class H(a)                 HK         400           92
                                                             -------
GAS SERVICES - 2.4%
Hong Kong & China Gas Co., Ltd.          HK         230          285
                                                             -------
TELECOMMUNICATIONS - 7.1%
China Mobile Ltd.(a)(b)                  HK         100          773
Locus Corp.(a)                           Ko           2           82
                                                             -------
                                                                 855
                                                             -------
--------------------------------------------------------------------------------
WHOLESALE TRADE - 15.8%
DURABLE GOODS
Johnson Electric Holdings Ltd.(a)        HK         461          958
Li & Fung Ltd.                           HK         219          955
                                                             -------
                                                               1,913
                                                             -------
TOTAL COMMON STOCKS
   (cost of $10,007)                                          11,593
                                                             -------


See notes to investment porfolio.                                              5

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

August 31, 2000
(In thousands)

RIGHTS & WARRANTS(a) - 1.5%            COUNTRY    SHARES     VALUE
--------------------------------------------------------------------------------
RETAIL TRADE - 1.5%
RESTAURANTS
Jollibee Foods Corp.                     Ph         670      $   178
                                                             -------
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION,
ELECTRIC, GAS & SANITARY SERVICES - 0.0%
TELECOMMUNICATIONS
Locus Corp. Rights                       Ko         (c)            5
                                                             -------
TOTAL RIGHTS & WARRANTS
   (cost of $332)                                                183
                                                             -------
TOTAL INVESTMENTS - 97.4%
   (cost of $10,339)(d)                                       11,776
                                                             -------

SHORT-TERM OBLIGATIONS - 2.9%                      PAR        VALUE
--------------------------------------------------------------------------------
Repurchase Agreement with
   SBC Warburg Ltd., dated 08/31/00,
   due 09/01/00 at 6.600%, collateralized
   by U.S. Treasury notes with various
   maturities to 2022, market value $353
   (repurchase proceeds $346)                      $346          346
                                                             -------
OTHER ASSETS & LIABILITIES, NET - (0.3)%                         (34)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                          $12,088
                                                             -------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a)  Non-income producing.
(b) The value of this security represents fair value as determined in good faith under the direction of the Trustees.
(c)  Rounds to less than one.
(d)  Cost for federal income tax purposes is the same.

SUMMARY OF
SECURITIES BY COUNTRY       COUNTRY    VALUE     % OF TOTAL
-----------------------------------------------------------
Hong Kong                     HK     $ 7,047        59.9
Singapore                     Si       2,791        23.7
Thailand                      Th         806         6.8
Indonesia                     In         384         3.3
China                         Ch         317         2.7
Philippines                   Ph         178         1.5
Taiwan                        Tw         166         1.4
Korea                         Ko          87         0.7
                                     -------       -----
                                     $11,776       100.0
                                     -------       -----

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
August 31, 2000
(In thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $10,339)             $11,776
Short-term obligations                              346
                                                -------
                                                 12,122

Cash including foreign currencies
   (cost $32)                             31
Receivable for:
   Dividends                              50
   Fund shares sold                       17
   Expense reimbursement due from
     Advisor/Administrator                10
   Other                                   1        109
                                        ----    -------
     Total Assets                                12,231

LIABILITIES
Cash including foreign currencies
   (cost $21)                             19
Payable for:
   Fund shares repurchased                44
Accrued:
   Management fee                         12
   Administration fee                      3
   Transfer agent fee                      8
   Bookkeeping fee                         4
   Deferred Trustees' fees                 1
Other                                     52
                                        ----
   Total Liabilities                                143
                                                -------

NET ASSETS                                      $12,088
                                                =======
Net asset value & redemption
 price per share --
   Class A ($4,500/509)                         $  8.83(a)
                                                =======
Maximum offering price per share --
   Class A ($8.83/0.9425)                       $  9.37(b)
                                                =======
Net asset value & offering
 price per share --
   Class B ($6,420/751)                         $  8.55(a)
                                                =======
Net asset value & offering
 price per share --
   Class C ($805/94)                            $  8.57(a)
                                                =======
Net asset value, offering & redemption
 price per share --
   Class S ($363/41)                            $  8.88
                                                =======

COMPOSITION OF NET ASSETS
Capital paid in                                 $15,065
Overdistributed net investment income                (3)
Accumulated net realized loss                    (4,412)
Net unrealized appreciation on:
   Investments                                    1,437
   Foreign currency transactions                      1
                                                =======
                                                $12,088
                                                =======

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended August 31, 2000
(In thousands)

INVESTMENT INCOME
Dividends                                       $   369
Interest                                             39
                                                -------
   Total Investment Income (net of
   nonreclaimable foreign taxes withheld at
   source which amounted to $16)                    408

EXPENSES
Management fee                          $156
Administration fee                        34
Service fee -- Class A, Class B,
 Class C                                  33
Distribution fee -- Class B               55
Distribution fee -- Class C                7
Transfer agent fee                        46
Bookkeeping fee                           27
Trustees' fee                              6
Custodian fee                             18
Audit fee                                 21
Legal fee                                  5
Registration fee                          55
Reports to shareholders                   30
Other                                      5
                                        ----
                                         498
                                        ----
Fees and expenses waived or borne
   by the Advisor/Administrator         (131)       367
                                        ----    -------
      Net Investment Income                          41
                                                -------

NET REALIZED & UNREALIZED GAIN (LOSS)
ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
   Investments                         1,025
   Foreign currency transactions          (7)
                                        ----
      Net Realized Gain                           1,018
Net change in unrealized appreciation /
   depreciation during the period on:
   Investments                           266
   Foreign currency transactions          (1)
                                        ----
      Net Change in Unrealized
         Appreciation/Depreciation                  265
                                                -------
      Net Gain                                    1,283
                                                -------
Increase in Net Assets from Operations          $ 1,324
                                                =======

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(In thousands)

                                               YEARS ENDED AUGUST 31,
INCREASE (DECREASED) IN NET ASSETS               2000(a)      1999
--------------------------------------------------------------------------------
Operations:
Net investment income                           $    41      $    43
Net realized gain (loss)                          1,018         (445)
Net change in unrealized
   appreciation/depreciation                        265        7,635
                                                -------      -------
   Net Increase from Operations                   1,324        7,233
                                                -------      -------
Distributions:
From net investment income -- Class A                --           (4)
From net investment income -- Class S                --           (b)
                                                -------      -------
                                                     --        7,229
                                                -------      -------
Fund Share Transactions:
Receipts for shares sold -- Class A               3,430        4,205
Value of distributions reinvested -- Class A         --            4
Cost of shares repurchased -- Class A            (4,343)      (5,991)
                                                -------      -------
                                                   (913)      (1,782)
                                                -------      -------
Receipts for shares sold -- Class B                 732        2,883
Cost of shares repurchased -- Class B            (2,096)      (2,304)
                                                -------      -------
                                                 (1,364)         579
                                                -------      -------
Receipts for shares sold -- Class C                 103          470
Cost of shares repurchased -- Class C              (343)      (1,007)
                                                -------      -------
                                                   (240)        (537)
                                                -------      -------
Receipts for shares sold -- Class S                 420            5
Value of distributions reinvested -- Class S         --           (b)
Cost of shares repurchased -- Class S               (94)         (15)
                                                -------      -------
                                                    326          (10)
                                                -------      -------
   Share Transactions                            (2,191)      (1,750)
                                                -------      -------
      Total Increase (Decrease)                    (867)       5,479

NET ASSETS
Beginning of period                              12,955        7,476
                                                -------      -------
End of period (net of overdistributed
net investment income of $3 and $39,
respectively)                                   $12,088      $12,955
                                                -------      -------

                                               YEARS ENDED AUGUST 31,
NUMBER OF FUND SHARES                            2000(a)      1999
--------------------------------------------------------------------
Sold -- Class A                                     402          594
Issued for distributions reinvested -- Class A       --            1
Repurchased -- Class A                             (494)        (906)
                                                -------      -------
                                                    (92)        (311)
                                                -------      -------
Sold -- Class B                                      83          462
Repurchased -- Class B                             (236)        (384)
                                                -------      -------
                                                   (153)          78
                                                -------      -------
Sold -- Class C                                      12           84
Repurchased -- Class C                              (39)        (154)
                                                -------      -------
                                                    (27)         (70)
                                                -------      -------
Sold -- Class S                                      46            1
Issued for distributions reinvested -- Class S       --           (b)
Repurchased -- Class S                              (10)          (2)
                                                -------      -------
                                                     36           (1)
                                                -------      -------

(a)  Effective April 19, 2000, Class Z shares were redesignated Class S shares.
(b)  Rounds to less than one. (In thousands)

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
August 31, 2000

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Newport Tiger Cub Fund - Class A, B and C (the Fund) and Stein Roe Small Cap Tiger Fund - Class S (formerly, collectively Newport Tiger Cub Fund) are, collectively, a series of Liberty Funds Trust II, which is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation by investing primarily in equity securities of small companies (i.e., companies with equity market capitalizations of U.S. $2 billion or less) located in the nine Tiger markets of Asia (Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, The People's Republic of China and the Philippines). The Fund may issue an unlimited number of shares. The Fund offers four classes of shares:
Class A, Class B, Class C and Class S. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Effective April 19, 2000, Class Z shares were redesignated Class S shares. Class S shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class S shares, as defined in the Fund's Class S prospectus. The financial highlights for Class S are presented in a separate annual report.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices. In certain countries, the Fund may hold foreign designated shares. If the foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded. Korean equity securities that have reached the limit for aggregate foreign ownership and for which premiums to the local exchange prices may be paid by foreign investors are valued by applying a broker quoted premium to the local share price. In addition, if the values of foreign securities have been materially affected by events occurring after the closing of the market, the foreign securities may be valued at their fair value under procedures approved by the Trustees.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies is translated into U.S. dollars at that day's exchange rates. In certain countries, the Fund may hold portfolio positions for which market quotations are not readily available. Such securities are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflects the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income,no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSACTIONS:

Net realized and unrealized gains (losses) on foreign currency transactions includes the gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments.

FORWARD CURRENCY CONTRACTS:

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract is opened, the actual exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER:

Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Newport Fund Management (the Advisor), is the investment Advisor of the Fund and receives a monthly fee equal to 1.15% annually of the Fund's average net assets.

ADMINISTRATION FEE:

Colonial Management Associates, Inc. (the Administrator), an affiliate of the Advisor, provides accounting and other services for a monthly fee equal to 0.25% annually of the Fund's average net assets.

BOOKKEEPING FEE:

The Administrator provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus 0.035% annually of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.236% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses through December 31, 1999.

Effective January 1, 2000, the Transfer Agent fee was changed to a fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Administrator, is the Fund's principal underwriter. For the year ended August 31, 2000, the Fund has been advised that the Distributor retained net underwriting discounts of $1,231 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of none, $74,442 and $729 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% of the average net assets attributable to Class B and Class C shares.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

The Advisor/Administrator has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 2.00% annually of the Fund's average net assets.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

During the year ended August 31, 2000, purchases and sales of investments, other than short-term obligations, were $2,938,894 and $4,145,029, respectively.

Unrealized appreciation (depreciation) at August 31, 2000, based on cost of investments for both financial statement and federal income tax purposes was approximately:

Gross unrealized appreciation      $ 4,401,000
Gross unrealized depreciation       (2,964,000)
                                   -----------
Net unrealized appreciation        $ 1,437,000
                                   ===========

CAPITAL LOSS CARRYFORWARDS:

At August 31, 2000, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

         Year of Expiration        Capital Loss Carryforward
         ------------------        -------------------------
                2006                       $  203,000
                2007                        4,208,000
                                           ----------
                                           $4,411,000
                                           ==========

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER:

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. LINE OF CREDIT

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1 /2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1 /2 of 1%. There were no borrowings under the line of credit during the year ended August 31, 2000.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                           YEAR ENDED AUGUST 31,
                                      -------------------------------
                                                   2000
                                      -------------------------------
                                      CLASS A     CLASS B     CLASS C
---------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  $ 8.070     $ 7.870     $ 7.890
                                      -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(b)            0.068       0.002       0.002
Net realized and unrealized gain        0.692       0.678       0.678
                                      -------     -------     -------
   Total from Investment Operations     0.760       0.680       0.680
                                      -------     -------     -------
NET ASSET VALUE, END OF PERIOD        $ 8.830     $ 8.550     $ 8.570
                                      =======     =======     =======
Total return (c)(d)                      9.42%       8.64%       8.62%
                                      =======     =======     =======
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                             2.25%       3.00%       3.00%
Net investment income (e)                0.76%       0.01%       0.01%
Fees and expenses waived or borne
 by the Advisor/Administrator (e)        0.97%       0.97%       0.97%
Portfolio turnover                         23%         23%         23%
Net assets at end of period (000)     $ 4,500     $ 6,420     $   805

(a)  Net of fees and expenses
     waived or borne by the
     Advisor/Administrator which
     amounted to:                     $ 0.087     $ 0.087     $ 0.087
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                                           YEAR ENDED AUGUST 31,
                                      -------------------------------
                                                   1999
                                      -------------------------------
                                      CLASS A     CLASS B     CLASS C
---------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  $ 3.900     $ 3.830     $ 3.830
                                      -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(b)            0.051       0.005       0.006
Net realized and unrealized gain        4.124       4.035       4.054
                                      -------     -------     -------
   Total from Investment Operations     4.175       4.040       4.060
                                      -------     -------     -------
LESS DISTRIBUTION DECLARED TO
 SHAREHOLDERS:
From net investment income             (0.005)         --          --
                                      -------     -------     -------
NET ASSET VALUE, END OF PERIOD        $ 8.070     $ 7.870     $ 7.890
                                      =======     =======     =======
Total return (c)(d)                    107.10%     105.48%     106.01%
                                      =======     =======     =======
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                             2.25%       3.00%       3.00%
Net investment income (e)                0.84%       0.09%       0.09%
Fees and expenses waived or borne
 by the Advisor/Administrator (e)        1.35%       1.35%       1.35%
Portfolio turnover                         36%         36%         36%
Net assets at end of period (000)     $ 4,847     $ 7,115     $   954

(a)  Net of fees and expenses
     waived or borne by the
     Advisor/Administrator which
     amounted to:                     $ 0.083     $ 0.083     $ 0.083
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                             YEARS ENDED AUGUST 31,
                                     ----------------------------------------------------------------------
                                                  1998                                1997
                                      CLASS A     CLASS B     CLASS C     CLASS A     CLASS B    CLASS C(d)
                                     ----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  $ 9.100    $  9.020     $ 9.020     $ 9.320     $ 9.300     $ 9.300
                                      -------    --------     -------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)(b)      0.115       0.067       0.067       0.059      (0.012)     (0.012)
Net realized and unrealized loss       (5.315)     (5.257)     (5.257)     (0.279)     (0.268)     (0.268)
                                      -------    --------     -------     -------     -------     -------
   Total from Investment Operations    (5.200)     (5.190)     (5.190)     (0.220)     (0.280)     (0.280)
                                      -------    --------     -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD        $ 3.900    $  3.830     $ 3.830     $ 9.100     $ 9.020     $ 9.020
                                      =======    ========     =======     =======     =======     =======
Total return (d)(e)                    (57.14)%    (57.54)%    (57.54)%     (2.36)%     (3.01)%     (3.01)%
                                      =======    ========     =======     =======     =======     =======
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                             2.25%       3.00%       3.00%       2.25%       3.00%       3.00%
Net investment income (loss) (f)         1.75%       1.00%       1.00%       0.62%      (0.13)%     (0.13)
Fees and expenses waived or borne
 by the Advisor/Administrator (f)        1.02%       1.02%       1.02%       1.09%       1.09%       1.09%
Portfolio turnover                         56%         56%         56%         96%         96%         96%
Net assets at end of period (000)     $ 3,556    $  3,165     $   732     $ 8,653     $ 7,664     $ 1,300

(a)  Net of fees and expenses waived
     or borne by the Advisor/
     Administrator which amounted to: $ 0.067    $  0.067     $ 0.067     $ 0.105     $ 0.105     $ 0.105

(b) Per share data was calculated using average shares outstanding during the period.
(c)  Effective July 1, 1997, Class D shares were redesignated Class C shares.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.


                                                                             PERIOD ENDED AUGUST 31,
                                                                         ---------------------------------
                                                                                      1996(c)
                                                                          CLASS A     CLASS B     CLASS C
                                                                         ---------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $ 10.000    $ 10.000    $ 10.000
                                                                         --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)(b)                                         0.016      (0.002)     (0.002)
Net realized and unrealized loss                                           (0.696)     (0.698)     (0.698)
                                                                         --------    --------    --------
   Total from Investment Operations                                        (0.680)     (0.700)     (0.700)
                                                                         --------    --------    --------
NET ASSET VALUE, END OF PERIOD                                           $  9.320    $  9.300    $  9.300
                                                                         ========    ========    ========
Total return (d)(e)(f)                                                      (6.80)%     (7.00)%     (7.00)%
                                                                         ========    ========    ========
RATIOS TO AVERAGE NET ASSETS
Expenses (g)(h)                                                              2.25%       3.00%       3.00%
Net investment income (loss) (g)(h)                                          0.62%      (0.13)%     (0.13)%
Fees and expenses waived or borne by the Advisor/Administrator (g)(h)        5.16%       5.16%       5.16%
Portfolio turnover (f)                                                          3%          3%          3%
Net assets at end of period (000)                                        $  3,542    $  2,654    $    738

(a)  Net of fees and expenses waived or borne by the
     Advisor/Administrator which amounted to:                            $  0.123    $  0.123    $  0.123

(b) Per share data was calculated using average shares outstanding during the period.
(c)  The Fund commenced investment operations on June 3, 1996.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(h)  Annualized.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF LIBERTY FUNDS TRUST II LIBERTY NEWPORT TIGER CUB FUND
STEIN ROE SMALL CAP TIGER FUND

We have audited the accompanying statement of assets and liabilities of Liberty Newport Tiger Cub Fund - Class A, B, & C and Stein Roe Small Cap Tiger Fund - Class S (formerly, collectively, Newport Tiger Cub Fund), collectively a series of Liberty Funds Trust II (the "Trust"), including the Investment Portfolio, as of August 31, 2000, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended August 31, 1999, and the financial highlights for each of the four years in the period then ended were audited by other auditors whose report dated October 12, 1999 expressed an unqualified opinion on that financial statement and those financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liberty Newport Tiger Cub Fund - Class A, B, & C and Stein Roe Small Cap Tiger Fund - Class S, collectively a series of Liberty Funds Trust II, at August 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.


                                        /s/ Ernst & Young, LLP

Boston, Massachusetts
October 10, 2000

                       This page left intentionally blank.

                       This page left intentionally blank.

TRUSTEES & TRANSFER AGENT
--------------------------------------------------------------------------------

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations,The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Park Avenue Equity Partners (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer,The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc., Executive Vice President and Director of Colonial Management Associates, Inc. and Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Funds Group - Boston and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation) Transfer

--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for the Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of the Fund.This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Performance Update.

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CHOOSE LIBERTY
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BECAUSE NO SINGLE INVESTMENT MANAGER CAN BE ALL THINGS TO ALL INVESTORS.(SM)

--------------
L I B E R T Y
--------------
         FUNDS
--------------

ALL-STAR    INSTITUTIONAL MONEY MANAGEMENT APPROACH FOR INDIVIDUAL INVESTORS.

COLONIAL    FIXED INCOME AND VALUE STYLE EQUITY INVESTING.

CRABBE
HUSON       A CONTRARIAN APPROACH TO FIXED INCOME AND EQUITY INVESTING.

NEWPORT     A LEADER IN INTERNATIONAL INVESTING. (SM)

STEIN ROE
ADVISOR     INNOVATIVE SOLUTIONS FOR GROWTH AND INCOME INVESTING.

KEYPORT     A LEADING PROVIDER OF INNOVATIVE ANNUITY PRODUCTS.

     Liberty's mutual funds are offered by prospectus through Liberty Funds
                               Distributor, Inc.

BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

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LIBERTY NEWPORT TIGER CUB FUND CLASS A, B AND C SHARES             ANNUAL REPORT
--------------------------------------------------------------------------------

[LIBERTY FUNDS LOGO]

ALL-STAR - COLONIAL - CRABBE HUSON - NEWPORT - STEIN ROE ADVISOR

     Liberty Funds Distributor, Inc. (C)2000
     One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
     www.libertyfunds.com

                                                735-02/759C-0800 (10/00) 00/1715